Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	May 31, 2013 item	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2013 item	Feb. 29, 2012	Feb. 28, 2011
Segment Reporting
Number of reportable segments	3									3
Segment Reporting
Revenue	$ 147,744	$ 68,331	$ 190,236	$ 260,542	$ 157,981	$ 79,762	$ 213,887	$ 266,216	$ 146,069	$ 677,090	$ 705,934	$ 725,399
Other revenues					1,541					7,262	10,369	9,601
Operating loss	(13,535)	(48,886)	1,977	31,735	(6,781)	(53,782)	22,319	37,397	(1,201)	(21,845)	4,733	31,017
Depreciation, depletion and amortization	12,118				11,843					50,942	51,674	45,917
Indirect selling, administrative and general costs	19,413				17,682					77,138	64,511	61,547
Construction materials
Segment Reporting
Number of reportable segments										3
Segment Reporting
Revenue	111,217				122,282					505,026	529,838	512,143
Operating loss	7,357				5,829					27,567	36,192	36,108
Depreciation, depletion and amortization	8,089				7,716					28,183	33,151	28,301
Indirect selling, administrative and general costs					4,200
Heavy/highway construction
Segment Reporting
Revenue	48,416				53,983					248,188	268,160	306,795
Operating loss	(2,524)				(3,483)					(6,800)	(5,103)	6,454
Depreciation, depletion and amortization	2,076				1,897					11,819	9,018	8,808
Indirect selling, administrative and general costs					1,800
Traffic safety services and equipment
Segment Reporting
Revenue	24,089				23,254					84,463	82,929	78,181
Operating loss	(676)				(463)					(5,769)	(209)	3,377
Depreciation, depletion and amortization	1,514				1,692					7,312	7,155	7,384
Indirect selling, administrative and general costs					100
Segment totals
Segment Reporting
Revenue	183,722				203,241					852,941	896,519	912,339
Eliminations
Segment Reporting
Revenue	(35,978)				(45,260)					(175,851)	(190,585)	(186,940)
Corporate and unallocated
Segment Reporting
Operating loss	(17,692)				(8,664)					(36,843)	(26,147)	(14,922)
Depreciation, depletion and amortization	439				538					3,628	2,350	1,424
Other revenues
Segment Reporting
Revenue					$ 3,722					$ 15,264	$ 15,592	$ 15,220